Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2022
Interest And Finance Costs
Interest and Finance Costs (Table)

	Six months ended June 30,
	2022	2021
Interest expense (Note 5)	$9,764	$9,531
Amortization of deferred financing fees	1,047	1,162
Other	230	138
Total	$11,041	$10,831